Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION

26.	SEGMENT INFORMATION
Effective from January 1, 2015, the Company changed the way it manages and reports operating results, resulting in a change in the Company's operating and reportable segments from three segments, known as Willis Global, Willis North America and Willis International, into four segments: Willis Capital, Wholesale and Reinsurance ('Willis CWR'); Willis North America; Willis International; and Willis GB which are described below.
The principal changes to the reporting segments are as follows:

•
Willis International and Willis North America remain largely unchanged except for certain specialty teams formerly included in Global which are now included in the geographic regions in which they are located.

•
Willis Capital, Wholesale and Reinsurance comprises Willis Re, Willis Capital Markets & Advisory and the Company's wholesale business. In addition, it will also include a new unit called Willis Portfolio Underwriting Services.

•
Te remaining component businesses previously included as part of the Global segment which include the Company's UK retail business, facultative business and London specialty business, now form Willis GB.

Accordingly, the Segment Information has been recast to take into account these changes.
Our Willis GB business provides specialist brokerage and consulting services to both clients based in Great Britain, and those worldwide requiring access to the London insurance market, arising from specific industries, activities and risk. This segment includes the following business units: Property & Casualty; Financial Lines; Transport; and Rail Networks.
Willis CWR includes: Willis Re; Willis Capital Markets & Advisory; Willis' wholesale business; and Willis Portfolio and Underwriting Services.
Willis North America and Willis International comprise our retail and specialty operations, outside of Great Britain, and provide services to small, medium, and large corporations. Included in our retail operations is the Human Capital and Benefits practice, our largest product based practice group, which provide health, welfare, and human resources consulting, and brokerage services.
The Company uses segment operating income (loss) to measure segment performance. The Company does not allocate all expenses that form part of total expenses in the consolidated statements of operations to its operating segments because management does not include this information in its measurement of the performance of those segments. Because of this unallocated expense, the operating income (loss) of each reporting segment does not reflect the operating income (loss) reporting segment would report as a stand-alone business.
The accounting policies of the segments are consistent with those described in Note 2 - 'Basis of Presentation and Significant Accounting Policies'.
There are no inter segment revenues, with segments operating on a revenue-sharing basis equivalent to that used when sharing business with other third-party brokers.
Selected information regarding the Company’s segments is as follows:

	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income (loss)
				(millions)
Year Ended December 31, 2014
Willis GB	$662	$4	$3	$669	$31	$148
Willis Capital, Wholesale and Reinsurance	749	5	12	766	12	224
Willis North America	1,318	1	4	1,323	68	232
Willis International	1,038	6	—	1,044	26	195
Total segments	3,767	16	19	3,802	137	799
Corporate and other(i)	—	—	—	—	9	(152)
Total consolidated	$3,767	$16	$19	$3,802	$146	$647

Year Ended December 31, 2013
Willis GB	$665	$1	$—	$666	$31	$180
Willis Capital, Wholesale and Reinsurance	716	5	—	721	11	221
Willis North America	1,304	2	7	1,313	76	205
Willis International	948	7	—	955	22	181
Total segments	3,633	15	7	3,655	140	787
Corporate and other(i)	—	—	—	—	9	(124)
Total consolidated	$3,633	$15	$7	$3,655	$149	$663

Year Ended December 31, 2012
Willis GB	$629	$—	$—	$629	$28	$203
Willis Capital, Wholesale and Reinsurance	691	7	—	698	10	221
Willis North America	1,244	3	4	1,251	75	221
Willis International	894	8	—	902	22	168
Total segments	3,458	18	4	3,480	135	813
Corporate and other(i)	—	—	—	—	3	(1,038)
Total consolidated	$3,458	$18	$4	$3,480	$138	$(225)

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(i)	See the following table for an analysis of the ‘Corporate and other’ line.

	Years ended December 31,
	2014	2013	2012
	(millions)
Costs of the holding company	$(13)	$(10)	$(4)
Costs related to Group functions, leadership and projects	(171)	(102)	(108)
Non-servicing elements of defined benefit pension	53	42	38
Significant legal and regulatory settlements managed centrally	(2)	(6)	(6)
Restructuring costs relating to the Operational Improvement Program	(17)	—	—
Additional incentive accrual for change in remuneration policy	—	—	(252)
Write-off of unamortized cash retention awards debtor	—	—	(200)
Goodwill impairment charge	—	—	(492)
India joint venture settlement	—	—	(11)
Insurance recovery	—	—	10
Write-off of uncollectible accounts receivable balance in Chicago	—	—	(13)
Expense Reduction Initiative	—	(46)	—
Fees related to the extinguishment of debt	—	(1)	—
Other	(2)	(1)	—
Total Corporate and Other	$(152)	$(124)	$(1,038)

The following table reconciles total consolidated operating income (loss), as disclosed in the operating segment tables above, to consolidated income from continuing operations before income taxes and interest in earnings of associates.

	Years ended December 31,
	2014	2013	2012
	(millions)
Total consolidated operating income (loss)	$647	$663	$(225)
Other (expense) income, net	6	22	16
Loss on extinguishment of debt	—	(60)	—
Interest expense	(135)	(126)	(128)
Income (loss) before income taxes and interest in earnings of associates	$518	$499	$(337)

The Company does not currently provide asset information by reportable segment as it does not routinely evaluate the total asset position by segment.
Segment revenue by product is as follows:

	Years ended December 31,
	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
	Willis GB			Willis CWR			Willis North America			Willis International			Total
	(millions)
Commissions and fees:
Retail insurance services	$184	$185	$189	$90	$89	$82	$1,244	$1,233	$1,175	$1,016	$926	$874	$2,534	$2,433	$2,320
Specialty insurance services	478	480	440	659	627	609	74	71	69	22	22	20	1,233	1,200	1,138
Total commissions and fees	662	665	629	749	716	691	1,318	1,304	1,244	1,038	948	894	3,767	3,633	3,458
Investment income	4	1	—	5	5	7	1	2	3	6	7	8	16	15	18
Other income	3	—	—	12	—	—	4	7	4	—	—	—	19	7	4
Total Revenues	$669	$666	$629	$766	$721	$698	$1,323	$1,313	$1,251	$1,044	$955	$902	$3,802	$3,655	$3,480

None of the Company’s customers represented more than 10 percent of the Company’s consolidated commissions and fees for the years ended December 31, 2014, 2013 and 2012.
Information regarding the Company’s geographic locations is as follows:

	Years Ended December 31,
	2014	2013	2012
	(millions)
Commissions and fees(i)
UK	$1,027	$1,026	$980
US	1,592	1,549	1,484
Other(ii)	1,148	1,058	994
Total	$3,767	$3,633	$3,458

	December 31,
	2014	2013
	(millions)
Fixed assets
UK	$232	$233
US	193	203
Other(ii)	58	45
Total	$483	$481

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(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)
Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and or fixed assets exceed 10 percent of consolidated commissions and fees and or fixed assets, respectively.